Warrants - Schedule of Stockholders' Equity Note, Warrants or Rights (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Warrants outstanding	113,943	19,931	19,931	19,931
2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	19,931
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.912
Investment warrants Expiration Date	Aug. 31, 2020
Term A Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	53,720
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.169
Investment warrants Expiration Date	Feb. 28, 2025
Term B Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	40,292
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.169
Investment warrants Expiration Date	Sep. 07, 2025